EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details Narrative) - Non-adjusting events after reporting period [Member] $ in Thousands					1 Months Ended
	Apr. 04, 2019 USD ($)	Apr. 03, 2019 USD ($)	Apr. 01, 2019	Feb. 11, 2019 USD ($)	Feb. 28, 2019
Multiplus S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity ownership			23.49%
Cumulative percentage ownership	97.20%		96.23%
Investment in shares	$ 272,540
Multiplus S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity ownership	2.80%
Investment in shares	$ 31,163
Multiplus S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity ownership	24.50%
Avianca Brasil [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debtor in possession loans		$ 13,000
Bottom of range [Member] | Elliot's [Member]
Disclosure of non-adjusting events after reporting period [line items]
Restructuring costs		$ 70,000
Holdco I S.A [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of indirect participation					0.4899
Holdco I S.A [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of indirect participation					0.5104
Long Term Unsecured Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount				$ 600,000
Annual interest rate				7.00%
Offer price, bonds				99.309%
Description of borrowing maturity				The bonds will mature on March 1, 2026